Trade and Other Payables (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of Trade and Other Payables [Line Items]
Summary of Trade and Other Payables

Trade and other payables are composed of the following:

	September 30, 2025	December 31, 2024
Trade payables	774,927	562,749
Accrued liabilities	7,815	9,895
Other payables	33,987	25,143
Total	816,729	597,787